Stock-Based Compensation - Performance and Deferred Stock Units (Details) - Common Shares - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-Term Incentive Plans | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares (in shares)	768,000
Granted number of shares (in shares)	323,000
Vested number of shares (in shares)	(5,000)
Change in units based on approved performance factors number of shares	188,000
Forfeited number of shares (in shares)	(29,000)
Nonvested stock units, end of period - Number of shares (in shares)	1,245,000	768,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value (USD per share)	$ 37.78
Granted weighted average grant date fair value (USD per share)	46.43	$ 38.81	$ 36.92
Vested weighted average grant date fair value (USD per share)	37.92
Change in units based on approved performance factors weighted average grant date fair value	38.81
Forfeited weighted average grant date fair value (USD per share)	38.55
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 40.16	$ 37.78
Shares issued and granted under stock compensation plans
Fair value of vested stock units		$ 0	$ 0
Long-Term Incentive Plans | Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share awards target	50.00%
Long-Term Incentive Plans | Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share awards target	200.00%
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 1,000,000
Long-Term Incentive Plans | Deferred Compensation Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value (USD per share)	$ 0	$ 40.72	$ 36.02
Shares issued and granted under stock compensation plans
Percent of match up to 50% from annual bonus	25.00%
Percent of match above 50% from annual bonus	33.00%
Vested number of shares, unissued	34,000
Vested number of shares, unissued, fair value	$ 1,000,000
Long-Term Incentive Plans | Deferred Compensation Stock Units | Maximum
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 1,000,000	$ 1,000,000	$ 1,000,000
U S Cellular | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued (in shares)	13,000	18,000	15,000